Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

April 21, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Variable Income Trust

(filing relates to Western Asset Variable Global High Yield Bond Portfolio (the “Fund”))

(File Nos. 33-40603 and 811-06310)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Variable Income Trust, a Maryland statutory trust (the “Registrant”), we are hereby filing Post-Effective Amendment No. 72 to the registration statement for the Registrant (the “Amendment”), relating to the Fund on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment, which is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of certain changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485, is to be effective on May 1, 2014.

The Amendment is also being filed to respond to comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”). On March 18, 2014, the Registrant received comments from Ms. Deborah Skeens of the Staff regarding Post-Effective Amendment No. 70 to the Registrant’s registration statement on Form N-1A relating to Western Asset Variable Global High Yield Bond Portfolio (the “Global High Yield Bond Portfolio”), as filed with the Commission on February 14, 2014 (the “485(a) Filing”). Following is a summary of the comments received from Ms. Skeens and the Registrant’s responses on behalf of the Fund.

1. Comment: The Staff noted that certain information was not contained in the 485(a) filing and asked the Registrant to confirm supplementally that all missing information would be included in an amendment to the registration filed prior to the effective date.

Response: The Registrant confirms that the Amendment contains all information that was omitted from the 485(a) Filing.

2. Comment: The Staff requested that the Registrant submit a “Tandy” representation letter along with its responses to the Staff’s comments.

Response: In connection with the responses provided herein the Registrant is furnishing a “Tandy” representation letter as Exhibit A hereto, as requested by the Staff.

3. Comment: The Staff requested that, consistent with Item 9(b)(2) of Form N-1A, the Registrant briefly disclose in general terms in the “Principal Investment Strategy” section how the Fund’s investment adviser decides which securities to buy and sell.

Response: The Registrant notes that the portion of the Fund’s statutory prospectus titled “More on the fund’s investment strategies, investments and risks—Selection process” contains a discussion of how the Fund’s subadvisers decide which securities to include in the Fund’s portfolio, as required by Item 9(b)(2) of Form N-1A. The Registrant respectfully submits that Form N-1A does not require that the security selection process be described in the summary portion of a fund’s prospectus, as Item 4 calls for a summary of a fund’s principal investment strategies (i.e., the disclosure required under Item 9(b)(1) of Form N-1A), but not of a fund’s securities selection process (i.e., the disclosure required under Item 9(b)(2) of Form N-1A).

4. Comment: Since the Fund describes investments in derivative instruments, the Staff asked that the Fund’s principal investment strategies and principal risks disclosures be reviewed to ensure that the information contained therein is not too generic or standardized and also that the information describes the actual derivative instruments that the Fund intends to use to achieve its investment objective (and the associated principal risks).

Response: The Registrant has reviewed the description of principal investment strategies and principal risks in the Fund’s prospectus and confirms that it does not consider the discussion of derivative instruments therein to be too generic or standardized and further confirms that such disclosure is intended to describe the particular types of derivative instruments that the Fund’s subadvisers consider the Fund reasonably likely to purchase.

5. Comment: The Staff requested that the Registrant please confirm supplementally that each type of instrument named in the risk disclosure is consistent with the investment strategies of the Fund.

Response: The Registrant hereby supplementally confirms the foregoing.

6. Comment: Noting that the description of leveraging risk includes a reference to borrowing, the Staff requested that the Registrant explain supplementally why borrowing should be considered a principal risk of the Fund. In addition, the Staff requested that borrowing be mentioned in the description of the Fund’s principal investment strategies if it is expected to be a principal investment strategy of the Fund.

Response: The Registrant advises the Staff that borrowing, as a stand-alone strategy, is not a principal strategy of the Fund and, therefore, is not discussed in the Fund’s prospectus under the heading “Principal investment strategies.” However, the Fund may use derivative instruments to implement its principal investment strategies (as described in the Fund’s prospectus under the heading “Principal investment strategies”) and may also enter into borrowing transactions (as described in the Fund’s prospectus under the heading “More on the fund’s investment strategies, investments and risks”). These investment practices can have a leveraging effect on the Fund’s portfolio, and the Registrant believes that it is appropriate to prominently highlight the risks associated with leverage in the Fund’s prospectus.

7. Comment: The Staff asked the Registrant to please explain supplementally why the risk that expenses could increase is a principal risk of the Fund.

Response: The Registrant has considered the Staff’s comment and supplementally advises the Staff that, because annual fund operating expenses reflect expenses previously incurred by the Fund, the Registrant currently believes it is important to retain this risk disclosure in order to notify investors and potential investors that actual operating expenses may differ from those stated in the prospectus. However, in light of the Staff’s comment, the Registrant intends to continue contemplating possible alternative methods for conveying this information in the Fund’s prospectus.

8. Comment: The Staff requested that the Registrant explain why the description of the investment professionals responsible for the management of the Fund does not include such persons’ titles.

Response: The Registrant has revised the description of investment professionals to include each such person’s title.

Please contact the undersigned at 617-951-8267 or Mana Behbin at 202-373-6599 with any questions or comments you might have regarding the above.

Sincerely,

/s/ Barry N. Hurwitz

Exhibit A

Legg Mason Partners Variable Income Trust

620 Eighth Avenue

New York, NY 10018

April 21, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Variable Income Trust

(solely with respect to Western Asset Variable Global High Yield Bond Portfolio (the “Fund”))

(File Nos. 33-40603 and 811-06310)

Ladies and Gentlemen:

In connection with its review of Post-Effective Amendment No. 72 to the registration statement on Form N-1A for the Registrant, relating to the Fund, as filed with the Securities and Exchange Commission (the “Commission”) on April 21, 2014, the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the staff of the Commission (the “Staff”):

(a)	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

(b)	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c)	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Legg Mason Partners Variable Income Trust

By:	/s/ Rosemary D. Emmens
	Name:	Rosemary D. Emmens
	Title:	Assistant Secretary